Loans Receivable - Schedule of Loans Receivable (including Covered Loans) (Details) - USD ($) $ in Thousands	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 13,312,388	$ 12,853,678
Ratio of type of loan to total loans receivable	100.00%	100.00%
Allowance for probable losses	$ 131,534	$ 129,257	$ 123,073
Loans in process	1,201,341	1,195,506
Net deferred fees, costs and discounts	48,938	51,834
Total loan contra accounts	1,381,813	1,376,597
Net loans	11,930,575	11,477,081
Single-family residential
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 5,835,194	$ 5,798,966
Ratio of type of loan to total loans receivable	43.80%	45.10%
Allowance for probable losses	$ 30,988	$ 33,033	36,892
Construction
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 2,038,052	$ 1,890,668
Ratio of type of loan to total loans receivable	15.30%	14.70%
Allowance for probable losses	$ 32,304	$ 31,317	24,556
Construction - custom
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 540,741	$ 624,479
Ratio of type of loan to total loans receivable	4.10%	4.90%
Allowance for probable losses	$ 1,369	$ 1,842	1,944
Land - acquisition & development
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 204,107	$ 155,204
Ratio of type of loan to total loans receivable	1.50%	1.20%
Allowance for probable losses	$ 9,155	$ 7,978	6,829
Land - consumer lot loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 99,694	$ 102,036
Ratio of type of loan to total loans receivable	0.70%	0.80%
Allowance for probable losses	$ 2,143	$ 2,164	2,649
Multi-family
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 1,422,674	$ 1,385,125
Ratio of type of loan to total loans receivable	10.70%	10.80%
Allowance for probable losses	$ 7,391	$ 8,329	7,862
Commercial real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 1,631,170	$ 1,452,168
Ratio of type of loan to total loans receivable	12.30%	11.30%
Allowance for probable losses	$ 13,170	$ 11,852	11,818
Commercial & industrial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 1,268,695	$ 1,140,874
Ratio of type of loan to total loans receivable	9.50%	8.90%
Allowance for probable losses	$ 31,450	$ 28,702	28,524
HELOC
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 142,178	$ 130,852
Ratio of type of loan to total loans receivable	1.10%	1.00%
Allowance for probable losses	$ 1,103	$ 781	855
Consumer
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 129,883	$ 173,306
Ratio of type of loan to total loans receivable	1.00%	1.30%
Allowance for probable losses	$ 2,461	$ 3,259	$ 1,144